Finance lease - Future minimum lease payments (Details) - Capital Lease Obligations [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
2020	$ 26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024	24,179,292
2025 - 2030	116,578,506
Finance lease obligations	258,648,939	$ 296,181,882
Amounts representing interest and deferred finance fees	(42,969,245)	(54,705,784)
Finance lease obligations, net of interest and deferred finance fees	$ 215,679,694	$ 241,476,098